Initial Public Offering	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Initial Public Offering
Initial Public Offering

Note 3—Initial Public Offering

On November 3, 2020, the Company consummated the Initial Public Offering of 75,000,000 Units at $10.00 per Unit, generating gross proceeds of $750.0 million, and incurring offering costs of approximately $42.3 million, inclusive of approximately $26.3 million in deferred underwriting commissions.

Each Unit consists of one share of Class A common stock, par value $0.0001 per share, and one-fourth of one redeemable warrant (each, a “Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6).

Note 3—Initial Public Offering

On November 3, 2020, the Company consummated the Initial Public Offering of 75,000,000 Units at $10.00 per Unit, generating gross proceeds of $750.0 million, and incurring offering costs of approximately $42.3 million, inclusive of approximately $26.3 million in deferred underwriting commissions.

Each Unit consists of one share of Class A common stock, par value $0.0001 per share, and one-fourth of one redeemable warrant (each, a “Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6).